Line of Business (Narrative) (Details)	12 Months Ended
	Jun. 30, 2016 reporting_unit	Jun. 30, 2016 operating_segment	Jun. 30, 2015 operating_segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments (in operating segment)	3	3	1